TAXATION - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2018	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	25.00%	30.00%	35.00%	30.00%	30.00%
Current tax expense						$ (19,004,370)	$ (10,093,258)	$ (4,094,716)
Deferred tax						1,031,836	(4,257,912)	1,888,006
Income tax expenses						$ (17,972,534)	$ (14,351,170)	$ (2,206,710)
Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate							30.00%	30.00%
Cayman Island
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						0.00%	0.00%	0.00%
Paraguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						10.00%	10.00%	10.00%
Uruguay
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						25.00%	25.00%	25.00%
France
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						25.00%	26.50%	28.00%
Brazil
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						34.00%	34.00%	34.00%
United States of America
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						21.00%	21.00%	21.00%
Maximum [Member] | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						35.00%
Minimum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						25.00%